Summary of Significant Accounting Policies and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule Of Revenue From External Customers Attributed To Domestic Revenue And Foreign Countries By Geographic Area [Table Text Block]
Revenues from customers located in the PRC, Japan, the USA, Turkey, France, Germany and England are as follows:

	Year ended
	December 31,	% of net	December 31,	% of net			% of net
	2013	revenue	2014	revenue	December 31, 2015		revenue
	RMB		RMB		RMB	US$

PRC	4,546,482	34%	4,550,915	35%	4,078,476	629,608	41%
Japan	972,604	7%	2,487,949	19%	2,723,800	420,482	27%
USA	2,906,262	22%	2,301,496	18%	1,248,536	192,741	12%
Turkey	22,118	0%	118,305	1%	550,799	85,029	5%
France	156,557	1%	191,071	1%	363,635	56,136	4%
Germany	2,439,058	18%	671,534	5%	170,518	26,323	2%
England	403,014	3%	998,203	8%	80,255	12,389	1%
Total	11,446,095	85%	11,319,473	87%	9,216,019	1,422,708	92%

Schedule Of Prepayments By Major Suppliers [Table Text Block]
As of December 31, 2014 and 2015, advances, net of any allowance, made to an individual supplier in excess of 10% of total prepayments to the suppliers are as follows:

	December 31,
		2014	2015
	Location	RMB	RMB	US$

Supplier A	Singapore	212,612	224,029	34,584
Supplier B	South Korea	158,613	158,613	24,486
Supplier C	Germany	784,866	277,392	42,822
Total		1,156,091	660,034	101,892

Schedule Of Cash And Cash Equivalents And Restricted Cash Balances By Currency [Table Text Block]
Cash balances include:

	December 31, 2014	December 31, 2015
	RMB	RMB
	equivalents	equivalents
Cash and cash equivalents held by PRC entities

Denominated in RMB	667,813	296,853
Denominated in U.S. dollar (US$)	11,896	480,052
Denominated in European monetary unit (EURO)	91,808	5,350
Denominated in Japanese Yen (JPY)	59	—
Denominated in Great Britain Pound (GBP)	2,220	5
Denominated in other currencies:

Cash and cash equivalents held by non-PRC entities
Denominated in RMB	22	—
Denominated in US$	91,635	200,671
Denominated in EURO	45,558	76,295
Denominated in JPY	141,773	156,147
Denominated in GBP	129	8,151
Denominated in other currencies:	16,141	17,225
Total cash and cash equivalents	1,069,054	1,240,749

Restricted cash held by PRC entities
Denominated in RMB	1,298,234	218,669
Denominated in US$	22,902	21,768
Denominated in EURO	9,509	8,872
Denominated in other currencies:
Restricted cash held by non-PRC entities
Denominated in US$	—	96,054
Denominated in EURO	1,625	1,455
Denominated in other currencies:	134	108
Total restricted cash	1,332,404	346,926

Property, Plant and Equipment [Table Text Block]	The estimated useful lives of property, plant and equipment are as follows:
Buildings	30 years
Machinery and equipment	4 -25 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The Company’s amortizable intangible assets consist of technical know-how, customer relationships, order backlog and short-term supplier agreements with the following estimated useful lives:

Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

Schedule of Product Warranty Liability [Table Text Block]
Changes in the carrying amount of accrued warranty liability are as follows:

	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Beginning balance	555,357	666,946	748,428	115,537
Warranty provision for the current year	125,900	120,780	84,520	13,048
Warranty costs incurred or claimed	(14,311)	(39,298)	(40,809)	(6,300)
Total accrued warranty cost	666,946	748,428	792,139	122,285
Less: accrued warranty cost, current portion	40,632	40,903	38,869	6,000
Accrued warranty cost, excluding current portion	626,314	707,525	753,270	116,285